Exhibit 99.2

Ford Credit Auto Lease Trust 2017-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2019

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2019, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2019, leases with a total base residual value of $31,109,597.71 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2019. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2019
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2019-	March	$375,317,384.37
	April	$321,438,637.57	$6,785,219.17	19.79%	$49,159,864.56	13.94%
	May	$286,655,928.89	$6,107,595.77	17.82%	$30,604,692.40	8.68%
	June	$250,961,944.59	$5,399,300.78	15.75%	$32,015,467.55	9.08%
	July	$213,872,408.08	$4,642,633.63	13.54%	$33,953,359.95	9.63%
	August	$176,416,134.75	$3,870,807.23	11.29%	$34,869,165.60	9.89%
	September	$135,384,907.10	$3,006,894.47	8.77%	$39,083,259.95	11.09%
	October	$96,597,810.20	$2,166,755.85	6.32%	$37,433,022.06	10.62%
	November	$54,123,378.00	$1,246,372.88	3.64%	$41,807,826.65	11.86%
	December	$19,680,643.24	$499,993.31	1.46%	$34,267,526.69	9.72%
2020-	January	$13,311,304.57	$341,105.22	0.99%	$6,146,360.88	1.74%
	February	$6,167,998.13	$159,322.70	0.46%	$7,063,893.90	2.00%
	March	$380,885.18	$10,799.69	0.03%	$5,813,341.20	1.65%
	April	$334,070.32	$9,685.91	0.03%	$39,417.00	0.01%
	May	$271,124.09	$7,500.27	0.02%	$57,453.00	0.02%
	June	$252,266.30	$6,763.98	0.02%	$13,723.05	0.00%
	July	$217,470.31	$5,911.58	0.02%	$30,398.00	0.01%
	August	$189,838.34	$5,168.87	0.02%	$23,767.95	0.01%
	September	$171,552.24	$4,685.12	0.01%	$14,740.00	0.00%
	October	$127,402.76	$3,777.78	0.01%	$41,401.00	0.01%
	November	$70,078.53	$2,076.65	0.01%	$56,012.00	0.02%
	December	$0.00	$0.00	0.00%	$70,499.00	0.02%

Total			34,282,370.86	100%	352,565,192.39	100%

Total Scheduled Base Monthly Payments plus Base Residual Value					386,847,563.25

Ford Credit Auto Lease Trust 2017-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2019	Car	670	81.91%	$(174)	(0.54)%	(1.31)%
	CUV	828	80.70%	871	2.27%	4.87%
	SUV	29	70.73%	2,963	4.32%	9.45%
	Truck	138	80.70%	669	1.35%	2.49%
	Total/Average	1,665	80.98%	$470	1.26%	2.76%

FEBRUARY 2019	Car	676	82.74%	$(390)	(1.21)%	(2.94)%
	CUV	947	86.41%	411	1.06%	2.30%
	SUV	26	81.25%	1,636	2.52%	5.27%
	Truck	145	81.46%	422	0.84%	1.54%
	Total/Average	1,794	84.50%	$128	0.34%	0.75%

MARCH 2019	Car	616	81.91%	$192	0.60%	1.50%
	CUV	1,006	87.55%	799	2.04%	4.33%
	SUV	28	82.35%	1,071	1.61%	3.39%
	Truck	139	84.24%	1,127	2.25%	4.12%
	Total/Average	1,789	85.19%	$620	1.63%	3.56%